PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS (Parentheticals) (Detail 1) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017
Class A ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, Par value (in dollars per share)	$ 0.0005	$ 0.0005	$ 0.0005
Ordinary shares, Authorized	14,800,000,000	14,800,000,000	14,800,000,000
Ordinary shares, Issued (in shares)	190,423,065	182,009,760
Ordinary shares, Outstanding (in shares)	190,423,065	182,009,760
Class B ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, Par value (in dollars per share)	$ 0.0005	$ 0.0005	$ 0.0005
Ordinary shares, Authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, Issued (in shares)	152,175,703	152,956,453
Ordinary shares, Outstanding (in shares)	152,175,703	152,956,453
Parent Company | Class A ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, Par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, Authorized	14,800,000,000	14,800,000,000
Ordinary shares, Issued (in shares)	190,423,065	182,009,760
Ordinary shares, Outstanding (in shares)	190,423,065	182,009,760
Parent Company | Class B ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, Par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, Authorized	200,000,000	200,000,000
Ordinary shares, Issued (in shares)	152,175,703	152,956,453
Ordinary shares, Outstanding (in shares)	152,175,703	152,956,453